Goodwill - Schedule of Changes of Goodwill (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Changes of Goodwill [Abstract]
Beginning balance, Goodwill	$ 24,354,066	$ 27,765,222
Business combination Goodwill
Impairment loss, Goodwill
Effects of changes in exchange rate, Goodwill	58,124	(1,183,341)
Ending balance, Goodwill	$ 24,412,190	$ 26,581,881